                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

FILERS: INSERT SHAREHOLDER REPORT HERE

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[PHOTO OF STATUE OF LIBERTY]

[PHOTO OF LINCOLN MEMORIAL]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

[PHOTO OF AMERICAN FLAG]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of June 30, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS H. LUSTER]
Thomas H. Luster
Portfolio Manager

MANAGEMENT DISCUSSION

- With the beginning of a rebound in consumer confidence and the equity markets, continued strength in the housing market, new personal and business tax cuts, increasing corporate profits, and an expanding money supply, almost every key economic factor that would favor a sustained recovery fell into place in the first half of 2003. However, based on statistics released in May and June, the expected post-war bounce has yet to materialize. The confidence necessary to spur capital spending growth continued to be influenced by structural, not war-related, issues within the business sector.

- The Federal Reserve lowered its key interest rate by 0.25% in June 2003 to 1.00%, a 45-year low. In this low-interest rate environment, high-quality, short-maturity investments that yield over 1% were scarce. Management chose a conservative stance by continuing to purchase only high-quality issues, in effect foregoing the lure of higher yields found in lower-quality and longer-maturity issues.

- The bond market enjoyed a strong first half of 2003, with corporate bonds outperforming U.S. Treasuries during the timeframe. Mortgage-backed securities, however, underperformed U.S. Treasuries as home-owners refinanced their mortgages, effectively calling higher interest rate mortgage securities.

- Management's conservative stance, both from a credit quality and maturity perspective, restrained total return for the period, but also significantly reduced net asset value (NAV) volatility. We anticipate maintaining this posture because we believe the Federal Reserve will keep short-term rates low until it is convinced that the economy is growing at a sustainable level and deflation is no longer even a remote risk. We are thus maintaining our conservative investment style, while seeking opportunities to provide competitive yields to our shareholders.

THE FUND

     PERFORMANCE FOR THE PAST SIX MONTHS

- In the period from inception on January 7, 2003, to June 30, 2003, Eaton Vance Institutional Short Term Income Fund had a total return of 0.62%.(1)

- This return resulted from an increase in the Fund's NAV to $50.31 per share on June 30, 2003, from $50.00 per share at inception on January 7, 2003.

     ABOUT THE FUND

- Eaton Vance Institutional Short Term Income Fund seeks current income and liquidity. The Fund seeks to meet its investment objective by investing in U.S. Treasury obligations; U.S. agency obligations; obligations of commercial banks or savings and loan associations; repurchase agreements; auction rate securities; commercial paper; investment grade corporate bonds; fixed- and floating-rate asset-backed securities; and mortgage-backed securities. The Fund maintains a dollar-weighted average portfolio maturity of not more than three years. The dollar-weighted average duration of the Fund will not exceed two years.

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.


FUND INFORMATION
as of June 30, 2003

     PERFORMANCE(1)

     SEC Average Annual Total Returns

     Life of Fund+                        0.62%

     + Inception Date - 1/7/03

     (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

         Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

ASSET BACKED SECURITIES -- 4.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
AMXCA 2003-1-A, 1.29%, 9/15/10                $ 1,000      $  1,001,562
CCCIT 2003-A4-A4, 1.135%, 3/20/09               1,000         1,001,615
CHAMT 2002-8 A, 1.24%, 3/17/08                  1,000         1,001,363
FORDO 2002-B-A3B, 1.24%, 12/15/05               1,000         1,000,466
MBNAS, Series 2003-A3-A3,
1.30%, 8/16/10                                  1,000         1,002,043
-----------------------------------------------------------------------
Total Asset Backed Securities
   (identified cost, $5,000,820)                           $  5,007,049
-----------------------------------------------------------------------

AUCTION-RATE SECURITIES -- 5.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CFLD-I, Inc., 1.34%, 7/1/37(1)                $ 1,000      $  1,000,000
College Loan Corporation Trust, Series
A-7, 1.15%, 3/1/42                              1,000         1,000,000
Collegiate Funding Services, Series A-5,
1.20%, 12/1/41                                  1,950         1,950,000
Education Loan, Series A-7,
1.199%, 4/1/43                                  2,000         2,000,000
National Collegiate, Series AR-5,
1.15%, 5/1/42                                   1,000         1,000,000
-----------------------------------------------------------------------
Total Auction-Rate Securities
   (identified cost, $6,950,000)                           $  6,950,000
-----------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 5.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
FHLMC, PAC CMO, Series 1592-J,
6.30%, 12/15/21                               $ 1,000      $  1,010,372
FHLMC, PAC CMO, Series 2104-PE,
6.00%, 10/15/23                                 1,000         1,007,847
FHLMC, PAC CMO, Series 2124-PB,
6.00%, 2/15/10                                     53            52,607
FHLMC, PAC CMO, Series 2275-PL,
6.50%, 1/15/27                                  1,000         1,006,142
FHLMC, PAC CMO, Series 2292-QV,
6.125%, 6/15/26                                   453           454,524
FHLMC, PAC CMO, Series 2435-EA,
6.00%, 8/15/15                                    233           233,327
FHLMC, PAC CMO, Series 2439-KD,
5.50%, 6/15/22                                  1,000         1,001,468
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
FNMA, PAC CMO, Series 1999-31-KB,
6.00%, 9/25/16                                $    89      $     89,102
FNMA, PAC, CMO, Series 2001-69-OB,
5.00%, 12/25/07                                   613           613,838
FNMA, PAC, CMO, Series 2001-73-PB,
5.50%, 12/25/18                                   688           687,837
FNMA, PAC, CMO, Series 2002-12-PM,
4.25%, 7/25/09                                     39            38,846
GNMA, SEQ, CMO, Series 1998-19-C,
6.50%, 2/20/21                                     95            95,163
-----------------------------------------------------------------------
Total Mortgage-Backed Securities
   (identified cost, $6,323,333)                           $  6,291,073
-----------------------------------------------------------------------

CORPORATE BONDS -- 9.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
AXA Financial, Inc., Sr. Note,
9.00%, 12/15/04                               $ 1,430      $  1,573,722
Bell Atlantic Virginia, Deb.,
6.125%, 7/15/05                                 1,500         1,621,905
Boeing Capital Corp., 5.65%, 5/15/06            1,135         1,232,656
Diageo Capital PLC, 6.125%, 8/15/05             1,775         1,935,655
General Motors Acceptance Corp.,
4.50%, 10/15/03                                   500           503,665
General Motors Acceptance Corp.,
5.75%, 11/10/03                                 1,585         1,604,036
Hewlett-Packard Co., 7.15%, 6/15/05             1,000         1,099,300
J.P. Morgan Chase Bank, Sub. Note,
7.00%, 6/1/05                                   1,000         1,091,620
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $10,679,121)                          $ 10,662,559
-----------------------------------------------------------------------

PREFERRED STOCKS -- 0.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services -- 0.8%
-----------------------------------------------------------------------
Transcanada Corp.                              40,000      $    999,600
-----------------------------------------------------------------------
                                                           $    999,600
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $1,021,300)                            $    999,600
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

U.S. GOVERNMENT OBLIGATIONS -- 12.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Bank, 3.00%, 11/21/05       $ 1,000      $  1,007,678
Federal Home Loan Bank, 3.00%, 8/8/07           1,000         1,001,432
Federal Home Loan Bank, 4.00%, 10/10/07         1,000         1,006,750
Federal Home Loan Bank, 4.00%, 1/30/08          1,000         1,002,131
Federal Home Loan Bank,
4.125%, 12/19/07                                1,000         1,012,504
Federal Home Loan Mortgage Corp.,
2.85%, 1/24/06                                  1,000         1,001,179
Federal Home Loan Mortgage Corp.,
3.67%, 3/26/07                                  1,000         1,004,864
Federal Home Loan Mortgage Corp.,
3.75%, 5/14/08                                  2,000         2,018,570
Federal National Mortgage Association,
2.65%, 9/25/05                                  1,000         1,003,657
Federal National Mortgage Association,
2.75%, 6/9/05                                   1,200         1,208,842
Federal National Mortgage Association,
3.00%, 10/23/06                                 1,000         1,005,198
Federal National Mortgage Association,
3.70%, 9/18/06                                  1,000         1,005,198
Federal National Mortgage Association,
3.80%, 2/28/08                                  1,000         1,004,035
-----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $14,288,731)                          $ 14,282,038
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 3.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Inflation Index Note,
3.375%, 1/15/07                               $ 1,740      $  1,910,486
U.S. Treasury Inflation Index Note,
3.625%, 1/15/08                                   569           638,311
U.S. Treasury Note, 6.75%, 5/15/05              1,000         1,101,560
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $3,628,224)                           $  3,650,357
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 21.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Barton Capital Corp., 1.00%, 7/10/03(2)       $ 1,000      $    999,750
Barton Capital Corp., 1.08%, 7/2/03(2)          1,000           999,970
BellSouth Corp., 1.05%, 7/25/03(2)              1,247         1,246,127
CIESCO, 0.96%, 7/23/03(2)                       1,500         1,499,120
Corporate Asset Funding Co., Inc.,
0.95%, 7/30/03(2)                               1,000           999,235
Corporate Asset Funding Co., Inc.,
1.05%, 7/17/03(2)                               1,000           999,533
Corporate Receivables Corp.,
0.98%, 8/4/03(2)                                2,000         1,998,149
Cortez Capital Corp., 1.05%, 7/28/03(2)         2,000         1,998,425
CXC, Inc., 0.98%, 8/1/03(2)                     1,000           999,156
CXC, Inc., 1.26%, 7/2/03(2)                     1,250         1,249,956
General Electric Capital Corp.,
0.98%, 7/29/03                                  2,000         1,998,475
General Electric Capital Corp.,
1.07%, 7/25/03                                  2,500         2,498,217
Kitty Hawk Funding Corp.,
1.00%, 7/8/03(2)                                1,000           999,806
Kitty Hawk Funding Corp.,
1.00%, 7/21/03(2)                               1,000           999,444
National Rural Utilities Coop. Finance
Co., 1.07%, 8/7/03                              1,000           998,900
Old Line Funding Corp.,
0.99%, 8/1/03(2)                                1,000           999,148
Old Line Funding Corp.,
1.00%, 7/22/03(2)                               1,000           999,417
Quincy Capital Corp., 0.99%, 7/22/03(2)         1,219         1,218,296
Quincy Capital Corp., 1.02%, 7/21/03(2)         1,000           999,433
Transamerica Finance Corp.,
1.02%, 7/17/03                                  1,000           999,547
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $25,700,104)                        $ 25,700,104
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                                 $ 5,802      $  5,802,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $5,802,000)                         $  5,802,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

REPURCHASE AGREEMENTS -- 33.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banc One Capital Markets Repurchase
Agreement, dated 6/30/03, due 7/01/03,
with a maturity value of $19,648,655,
and an effective yield of
1.20%, collateralized by U.S. Treasury
Obligations with rates ranging from
4.88% to 6.25%, with maturity dates
ranging from 4/16/04 to 2/01/11 and with
an aggregate market value
of $20,045,541.                               $19,648      $ 19,648,000
Morgan Stanley Repurchase Agreement,
dated 6/30/03, due 7/1/03, with a
maturity value of $19,647,655 and an
effective yield of
1.20%, collateralized by U.S. Treasury
Obligations with rates ranging from
0.00% to 7.12%, with maturity dates
ranging from 8/7/05 to 12/15/43 and with
an aggregate market value
of $20,041,419.                                19,647        19,647,000
-----------------------------------------------------------------------
Total Repurchase Agreements
   (identified cost $39,295,000)                           $ 39,295,000
-----------------------------------------------------------------------
Total Investments -- 101.1%
   (identified cost $118,688,633)                          $118,639,780
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.1)%                   $ (1,272,853)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $117,366,927
-----------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FNMA - Federal National Mortgage Association (Fannie Mae)

 AMXCA - American Express Credit Account Master Trust

 CHAMT - Chase Credit Card Master Trust

 CCCIT - Citibank Credit Card Issuance Trust

 FORDO - Ford Credit Auto Owner Trust

 GNMA - Government National Mortgage Association (Ginnie Mae)

 MBNAS - MBNA Credit Card Master Note Trust
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $79,393,633)                           $ 79,344,780
Repurchase Agreements, at value (cost
   $39,295,000)                             39,295,000
Cash                                               352
Dividends and interest receivable              342,070
Prepaid expenses                                     3
------------------------------------------------------
TOTAL ASSETS                              $118,982,205
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,615,278
------------------------------------------------------
TOTAL LIABILITIES                         $  1,615,278
------------------------------------------------------
NET ASSETS FOR 2,332,876 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $117,366,927
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $117,000,050
Accumulated undistributed net realized
   gain
   (computed on the basis of identified
   cost)                                        17,942
Accumulated undistributed net investment
   income                                      397,788
Net unrealized depreciation
   (computed on the basis of identified
   cost)                                       (48,853)
------------------------------------------------------
TOTAL                                     $117,366,927
------------------------------------------------------
Net Asset Value, Offering Price and
Redemption Price Per Share
------------------------------------------------------
($117,366,927  DIVIDED BY 2,332,876
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      50.31
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2003(1)
Investment Income
--------------------------------------------------
Interest                                  $488,168
Dividends                                   96,273
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $584,441
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 78,182
Administration fee                          30,992
Service fees                                77,479
--------------------------------------------------
TOTAL EXPENSES                            $186,653
--------------------------------------------------

NET INVESTMENT INCOME                     $397,788
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 17,942
--------------------------------------------------
NET REALIZED GAIN                         $ 17,942
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(48,853)
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(48,853)
--------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(30,911)
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $366,877
--------------------------------------------------

 (1) For the period from the start of business, January 07, 2003, to June 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
                                          JUNE 30, 2003
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment income                  $     397,788
   Net realized gain                             17,942
   Net change in unrealized appreciation
      (depreciation)                            (48,853)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     366,877
--------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $ 127,000,050
   Cost of shares redeemed                  (10,000,000)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ 117,000,050
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 117,366,927
--------------------------------------------------------

Net Assets
--------------------------------------------------------
At beginning of period                    $          --
--------------------------------------------------------
AT END OF PERIOD                          $ 117,366,927
--------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
--------------------------------------------------------
AT END OF PERIOD                          $     397,788
--------------------------------------------------------

 (1) For the period from the start of business, January 07, 2003, to June 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED
                                  JUNE 30, 2003
                                  (UNAUDITED)(1)(2)
-----------------------------------------------------------
Net asset value -- Beginning
   of period                              $ 50.000
-----------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------
Net investment income                     $  0.306
Net realized and unrealized
   gain                                      0.004(3)
-----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $  0.310
-----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 50.310
-----------------------------------------------------------

TOTAL RETURN(4)                               0.62%
-----------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $117,367
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   0.60%(5)
   Net investment income                      1.28%(5)
Portfolio Turnover                               1%
-----------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, January 7, 2003, to June 30, 2003.
 (3) The per share amount is not in accord with the net realized and unrealized loss on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Short Term Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction rate securities, commercial paper, investment grade corporate bonds (rated BBB or higher by a nationally recognized statistical rating organization), fixed and floating rate asset-backed securities and mortgage-backed securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary.

 D Expense Reductions -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 E Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker dealers determined to be creditworthy by the Investment Manager. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distribution to Shareholders
-------------------------------------------
   It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                PERIOD ENDED
                                               JUNE 30, 2003
                                               (UNAUDITED)(1)
    ----------------------------------------------------------
    Sales                                          2,532,477
    Redemptions                                     (199,601)
    ----------------------------------------------------------
    NET INCREASE                                   2,332,876
    ----------------------------------------------------------

 (1) For the period from the start of business January 7, 2003, to June 30, 2003.

4 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales (including maturities), other than U.S. Government securities and short-term obligations, aggregated $42,821,579 and $22,221,619, respectively. Purchase and sales of U.S. Government and agency securities aggregated $33,090,553 and
   $5,723,587, respectively.

5 Investment Advisor Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment advisor fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. Under the investment advisory agreement with the Fund, Eaton Vance received a monthly advisory fee equal to 0.25% annually of the average daily net assets of the Fund. For the period from the start of business, January 7, 2003, to June 30, 2003, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets and amounted to $78,182. EVM also serves as administrator of the Fund, providing the Fund with administration services and related office facilities. In return, the Fund pays EVM administration fees equivalent to 0.10% of average daily net assets of the Fund. For the period from the start of business, January 7, 2003, to June 30, 2003, the fee was equivalent to 0.10% (annualized) of the Fund's average net assets and amounted to $30,992. EVM also pays all ordinary operating expenses of the Fund (except service, administrative services and advisory fees). EVM also serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from the start of business, January 7, 2003, to June 30, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund are officers of EVM.

6 Service Plan
-------------------------------------------
   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% (annualized) of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the period from

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the start of business, January 7, 2003, to June 30, 2003, the Fund paid or accrued service fees payable to EVD in the amount of $77,479 and EVD in turn paid a portion of this amount to investment dealers.

7 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $118,727,094
    ------------------------------------------------------
    Gross unrealized appreciation             $     34,567
    Gross unrealized depreciation                 (121,881)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (87,314)
    ------------------------------------------------------

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period from the start of business January 7, 2003, to June 30, 2003.

9 Shareholder Meetings
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                      1,000,001        0
    Donald R. Dwight                           1,000,001        0
    James B. Hawkes                            1,000,001        0
    Samuel L. Hayes, III                       1,000,001        0
    William H. Park                            1,000,001        0
    Norton H. Reamer                           1,000,001        0
    Lynn A. Stout                              1,000,001        0

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

INVESTMENT MANAGEMENT

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1555-8/03                                                                ISTISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND)


By:   /s/ Thomas E. Faust
      --------------------
       Thomas E. Faust Jr.
       President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
      -------------------------
      James L. O'Connor
      Treasurer


Date: August 18, 2003


By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date: August 18, 2003